As filed with the Securities and Exchange Commission on April 2, 2020

1933 Act Registration No. 333-70754

1940 Act Registration No. 811-10509

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒
and REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 64	☒

(Check appropriate box or boxes)

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

Registrant’s telephone number, including area code: (212) 554-1234

WILLIAM T. MACGREGOR, ESQ.

Executive Vice President, General Counsel and Secretary

AXA Equitable Funds Management Group, LLC

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

K&L Gates LLP

1601 K Street N.W.

Washington, D.C. 20006

Telephone: (202) 778-9000

Approximate Date of Proposed Public Offering: Effective Date of this Post-Effective Amendment

Title of Securities Being Registered: Class A, Class B and Class K Shares of Beneficial Interest

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 1, 2020 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)
☐	on (date) pursuant to paragraph (a) of Rule 485
☐	75 days after filing pursuant to paragraph (a)

if appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment

AXA Premier VIP Trust

Contents of Registration Statement

This Registration Statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A – Prospectus for EQ/Core Plus Bond Portfolio (currently known as, CharterSM Multi-Sector Bond Portfolio)*

Part B – Statement of Additional Information for EQ/Core Plus Bond Portfolio (currently known as, CharterSM Multi-Sector Bond Portfolio)*

Part C – Other Information

Signature Page

* Prospectus and Statement of Additional Information above are incorporated by reference to Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A of AXA Premier VIP Trust (File Nos. 333-70754 and 811-10509), as filed with the U.S. Securities and Exchange Commission on February 7, 2020.

PART C: OTHER INFORMATION

Item 28.	Exhibits:

(a)	Trust Instrument

(a)(1)	Agreement and Declaration of Trust of Registrant.[1]

(a)(2)	Certificate of Trust of Registrant. [1]

(b)(1)	By-laws of Registrant. [1]

(b)(2)	Second Amended and Restated By-laws of Registrant. [26]

(c)	None other than provisions contained in Exhibit (a)(1) and (b)

(d)	Investment Advisory Contracts

(d)(1)(i)	Investment Advisory Agreement between Registrant and AXA Equitable Funds Management Group, LLC (“FMG LLC”) dated as of November 13, 2019.[28]

(d)(1)(ii)	Form of Amendment No. 1 to the Investment Advisory Agreement between Registrant and FMG LLC dated as of , 2020 [28]

(d)(2)(i)	Form of Investment Sub-Advisory Agreement between FMG LLC and AXA Investment Managers, Inc. (“AXA IM”) dated as of , 2020.[28]

(d)(3)(i)	Form of Investment Sub-Advisory Agreement between FMG LLC and Brandywine Global Investment Management, LLC (“Brandywine”) dated as of , 2020.[28]

(d)(4)(i)	Form of Investment Sub-Advisory Agreement between FMG LLC and Loomis, Sayles & Company, L.P. (“Loomis Sayles”) dated as of , 2020.[28]

(e)	Underwriting Contracts

(e)(1)(i)	Distribution Agreement between Registrant and AXA Distributors, LLC (“AXA Distributors”) dated as of November 13, 2019 with respect to the Class A shares.[28]

(e)(1)(ii)	Form of Amendment No. 1 to the Distribution Agreement between Registrant and AXA Distributors dated as of , 2020 with respect to the Class A shares.[28]

(e)(2)(i)	Distribution Agreement between Registrant and AXA Distributors dated as of November 13, 2019 with respect to the Class B shares.[28]

(e)(2)(ii)	Form of Amendment No. 1 to the Distribution Agreement between Registrant and AXA Distributors dated as of , 2020 with respect to the Class B shares.[28]

(e)(3)(i)	Distribution Agreement between Registrant and AXA Distributors dated as of November 13, 2019 with respect to the Class K shares.[28]

(e)(3)(ii)	Form of Amendment No. 1 to the Distribution Agreement between Registrant and AXA Distributors dated as of , 2020 with respect to the Class K shares.[28]

(f)	Deferred Compensation Plan. [1]

(g)	Custodian Agreements

(g)(1)	Global Custody Agreement between Registrant and JPMorgan Chase Bank (“JPMorgan Chase”) dated as of December 31, 2001. [2]

(g)(1)(i)	Amendment No. 1 dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[3]

(g)(1)(ii)	Amendment No. 2 dated as of May 1, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [4]

(g)(1)(iii)	Amendment No. 3 dated as of April 1, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(1)(iv)	Amendment No. 4 dated as of May 25, 2007 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(1)(v)	Amendment No. 5 dated as of July 1, 2008 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[7]

(g)(1)(vi)	Amendment No. 6 dated as of October 1, 2009 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[9]

(g)(1)(vii)	Amendment No. 7 dated as of December 1, 2010 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[10]

(g)(1)(viii)	Amendment No. 8 dated as of July 27, 2011 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [11]

(g)(1)(ix)	Amendment No. 9 dated as of October 26, 2012 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[14]

(g)(1)(x)	Amendment No. 10 dated as of October 21, 2013 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[17]

(g)(1)(xi)	Amendment No. 11 dated as of April 18, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.[19]

(g)(1)(xii)	Amendment No. 12 dated June 13, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [20]

(g)(1)(xiii)	Amendment No. 13 dated December 10, 2014 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [21]

(g)(1)(xiv)	Amendment No. 14 dated September 26, 2015 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001. [23]

(h)	Other Material Contracts

(h)(1)	Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(h)(1)(i)	Amendment No. 1 dated as of September 26, 2015 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(h)(1)(ii)	Amendment No. 2 dated as of October 1, 2015 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [23]

(h)(1)(iii)	Amendment No. 3 dated as of October 1, 2016 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [24]

(h)(1)(iv)	Amendment No. 4 dated as of September 1, 2017 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015.[26]

(h)(1)(v)	Amendment No. 5 dated as of October 1, 2018 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015. [27]

(h)(1)(vi)	Amendment No. 6 dated as of December 5, 2019 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015.[28]

(h)(1)(vii)	Form of Amendment No. 7 dated as of , 2020 to the Amended and Restated Mutual Funds Service Agreement between Registrant and FMG LLC dated as of April 1, 2015.[28]

(h)(2)(i)	Mutual Funds Sub-Administration Agreement between FMG LLC and JPMorgan Chase Bank, N.A. (“JPMorgan Chase”) dated as of May 1, 2011. [11]

(h)(2)(ii)	Fund Sub-Services Agreement between FMG LLC and JPMorgan Chase dated as of April 1, 2015.[22]

(h)(3)	Expense Limitation Agreement between Registrant and FMG LLC dated as of November 13, 2019.[28]

(h)(3)(i)	Form of Amendment No. 1 to the Expense Limitation Agreement between Registrant and FMG LLC dated as of , 2020.[28]

(h)(4)	Amended and Restated Participation Agreement among Registrant, AXA Equitable Life Insurance Company (“AXA Equitable”), FMG LLC and AXA Distributors dated as of May 23, 2012. [16]

(h)(4)(i)	Amendment No. 1 dated as of October 21, 2013 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012.[17]

(h)(4)(ii)	Amendment No. 2 dated as of April 18, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(h)(4)(iii)	Amendment No. 3 dated as of July 8, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(h)(4)(iv)	Amendment No. 4 dated as of December 10, 2014 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [20]

(h)(4)(v)	Amendment No. 5 dated as of September 26, 2015 to the Amended and Restated Participation Agreement among Registrant, AXA Equitable, FMG LLC and AXA Distributors dated as of May 23, 2012. [23]

(h)(5)	Participation Agreement among Registrant, American General Life Insurance Company (“American General”), AXA Advisors and AXA Distributors dated as of August 15, 2003.[3]

(h)(5)(i)	Amendment No. 1 dated as of April 1, 2015 to the Participation Agreement among Registrant, American General and AXA Distributors dated as of August 15, 2003. [23]

(h)(6)	Participation Agreement among Registrant, MONY Life Insurance Company (“MONY”), AXA Advisors and AXA Distributors dated as of February 2006. [7]

(h)(6)(i)	Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [18]

(h)(6)(ii)	Amendment No. 1 dated as of April 18, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(h)(6)(iii)	Amendment No. 2 dated as of July 8, 2014 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [20]

(h)(6)(iv)	Amendment No. 3 dated as of September 26, 2015 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013. [23]

(h)(6)(v)	Amendment No. 4 dated as of July 19, 2018 to the Participation Agreement among Registrant, MONY and AXA Distributors dated as of October 1, 2013.[27]

(h)(7)	Participation Agreement among Registrant, MONY Life Insurance Company of America (“MLOA”), AXA Advisors and AXA Distributors dated as of August 1, 2006.[7]

(h)(7)(i)	Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012.[17]

(h)(7)(ii)	Amendment No. 1 dated as of October 21, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012.[17]

(h)(7)(iii)	Amendment No. 2 dated as of November 1, 2013 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [18]

(h)(7)(iv)	Amendment No. 3 dated as of April 18, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(h)(7)(v)	Amendment No. 4 dated as of July 8, 2014 to Amended and Restated Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [20]

(h)(7)(vi)	Amendment No. 5 dated as of September 26, 2015 to Amended and Restated

Participation Agreement among Registrant, MLOA and AXA Distributors dated as of May 23, 2012. [23]

Legal Opinions

(i)	Opinion and Consent of K&L Gates LLP. (to be filed by subsequent amendment)

(j)	Other Opinions

(j)(1)	Consent of Independent Registered Public Accounting Firm. (to be filed by subsequent amendment)

(j)(2)	Powers of Attorney. [25]

(j)(3)	Powers of Attorney for Michael Clement and Kathleen Stephansen. [27]

(k)	Omitted Financial Statements (not applicable)

(l)	Initial Capital Agreement dated November 12, 2001. [1]

(m)	Distribution Plans

(m)(1)	Amended and Restated Distribution Plan with respect to Class B shares of the Registrant. [11]

(m)(2)	Shareholder Services and Distribution Plan with respect to Class A shares of the Registrant.[13]

(n)	Multiple Class Plans

(n)(1)	Amended and Restated Plan Pursuant to Rule 18f-3 under the Investment Company Act of 1940. [11]

(o)	Reserved

(p)	Codes of Ethics

(p)(1)	Amended Code of Ethics of the Registrant, FMG LLC and AXA Distributors, effective January 2018. [26]

(p)(2)	Code of Ethics of AXA IM. (to be filed by subsequent amendment)

(p)(3)	Code of Ethics of Brandywine. (to be filed by subsequent amendment)
(p)(4)	Code of Ethics of Loomis Sayles. (to be filed by subsequent amendment)

[1]	Incorporated herein by reference to and/or previously filed with Pre-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).
[2]	Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
[3]	Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant’s Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
[4]	Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant’s Registration Statement on Form N-1A filed on June 1, 2006 (File No. 333-70754).
[7]	Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2009 (File No. 333-70754).
[9]	Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant’s Registration Statement on Form N-1A filed on January 21, 2010 (File No. 333-70754).
[10]	Incorporated herein by reference to Post-Effective Amendment No. 28 to Registrant’s Registration Statement on Form N-1A filed on February 2, 2011 (File No. 333-70754).
[11]	Incorporated herein by reference to Post-Effective Amendment No. 33 to Registrant’s Registration Statement on Form N-1A filed on August 16, 2011 (File No. 333-70754).

[13]	Incorporated herein by reference to Post-Effective Amendment No. 38 to Registrant’s Registration Statement on Form N-1A filed on April 25, 2012 (File No. 333-70754).
[14]	Incorporated herein by reference to Post-Effective Amendment No. 40 to Registrant’s Registration Statement on Form N-1A filed on February 6, 2013 (File No. 333-70754).
16.	Incorporated herein by reference to Post-Effective Amendment No. 44 to Registrant’s Registration Statement on Form N-1A filed on July 22, 2013 (File No. 333-70754).
17.	Incorporated herein by reference to Post-Effective Amendment No. 45 to Registrant’s Registration Statement on Form N-1A filed on October 2, 2013 (File No. 333-70754).
18.	Incorporated herein by reference to Post-Effective Amendment No. 46 to Registrant’s Registration Statement on Form N-1A filed on February 11, 2014 (File No. 333-70754).
19.	Incorporated herein by reference to Post-Effective Amendment No. 48 to Registrant’s Registration Statement on Form N-1A filed on April 30, 2014 (File No. 333-70754).
20.	Incorporated herein by reference to Post-Effective Amendment No. 50 to Registrant’s Registration Statement on Form N-1A filed on January 12, 2015 (File No. 333-70754).
21.	Incorporated herein by reference to Post-Effective Amendment No. 52 to Registrant’s Registration Statement on Form N-1A filed on April 24, 2015 (File No. 333-70754).
22.	Incorporated herein by reference to Registrant’s Registration Statement on Form N-14 filed on June 20, 2015 (File No. 333-205385).
23.	Incorporated herein by reference to Post-Effective Amendment No. 54 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2016 (File No. 333-70754).
24.	Incorporated herein by reference to Post-Effective Amendment No. 56 to Registrant’s Registration Statement on Form N-1A filed on January 31, 2017 (File No. 333-70754).
25.	Incorporated herein by reference to Post-Effective Amendment No. 58 to Registrant’s Registration Statement on Form N-1A filed on April 28, 2017 (File No. 333-70754).
26.	Incorporated herein by reference to Post-Effective Amendment No. 60 to Registrant’s Registration Statement on Form N-1A filed on April 27, 2018 (File No. 333-70754).
[27]	Incorporated herein by reference to Post Effective Amendment No. 62 to Registrant’s Registration Statement on Form N-1A filed on April 26, 2019 (File No. 333-70754)
[28]	Incorporated herein by reference to Post-Effective Amendment No. 64 to Registrant’s Registration Statement on Form N-1A filed on February 7, 2020 (File No. 333-70754).

Item 29.	Persons controlled by or under Common Control with Registrant

AXA Equitable Life Insurance Company (“AXA Equitable”) controls the Trust by virtue of its ownership of a substantial majority of the Trust’s shares. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters, if applicable. The Trust may also offer its shares to insurance companies affiliated and unaffiliated with AXA Equitable, to the AXA Equitable 401(k) Plan, to other tax-qualified retirement plans, to other series of the Trust and to series of EQ Advisors Trust, a separate registered investment company managed by FMG LLC, and to other investors eligible under applicable tax regulations.

AXA Equitable is a New York stock life insurance corporation and is an indirect, wholly-owned subsidiary of Equitable Holdings, Inc. (“Equitable”). Equitable is a publicly-owned company. FMG LLC is a wholly owned subsidiary of AXA Equitable.

Item 30.	Indemnification

Article VIII of the Agreement and Declaration of Trust of the Registrant states:

Section 1. Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust’s officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

Section 2. Indemnification of Covered Persons. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

Section 3. Indemnification of Shareholder. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Article IX of the Agreement and Declaration of Trust of the Registrant states:

Section 5. Amendments. Except as specifically provided in this Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust’s registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

Article X of the By-Laws of the Registrant states:

Section 3. Advance Payment of Indemnifiable Expenses. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 2. K of the Registrant’s Investment Advisory Agreement states:

Limitations on Liability. The Adviser will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to the Adviser’s undertaking to do so, that the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence, reckless disregard of its duties or its failure to exercise due care in rendering its services to the Trust as specified in this Agreement.

Registrant’s Investment Sub-Advisory Agreements generally state:

6. LIABILITY	AND INDEMNIFICATION

A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Sub-Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Portfolio(s), the Trust or the Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Sub-Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Sub-Adviser for, and the Sub-Adviser shall indemnify and hold harmless the Adviser and the Trust, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Sub-Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Sub-Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees (as defined below) for use therein.

B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law (whose provisions may not be waived or altered by contract), the Adviser shall not be liable for any losses, claims, damages, liabilities or litigation (including reasonable attorneys fees) incurred or suffered by the Sub-Adviser as a result of any error of judgment, mistake of law, or other action or omission by the Adviser; provided, however, that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser for, and the Adviser shall indemnify and hold harmless the Sub-Adviser, all affiliated persons thereof (as defined in Section 2(a)(3) of the Investment Company Act) and all controlling persons thereof (as described in Section 15 of the Securities Act) (collectively, “Sub-Adviser Indemnitees”) against, any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Sub-Adviser Indemnitees may become subject under the Securities Act, the Investment Company Act, the Advisers Act or any other statute, or at common law or otherwise, arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus, proxy materials, reports, advertisements, sales literature or other materials pertaining to the Portfolio(s), the Trust or the Adviser, or the omission to state therein a material fact known to the Adviser that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Adviser or the Trust by the Sub-Adviser Indemnitees.

Section 14 of each of the Registrant’s Distribution Agreements states:

The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trustees, agents or representatives, other than acts or omissions caused directly or indirectly by the Distributor.

The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust’s shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

Section 6 of the Registrant’s Amended and Restated Mutual Funds Service Agreement states:

Limitation of Liability and Indemnification. (a) FMG LLC shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or gross negligence on FMG LLC’s part (or on the part of any third party to whom FMG LLC has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party’s) duties or from reckless disregard by FMG LLC (or by such third party) of its obligations and duties under this Agreement (in the case of

FMG LLC) or under an agreement with FMG LLC (in the case of such third party) or, subject to Section 10 below, FMG LLC’s (or such third party) refusal or failure to comply with the terms of this Agreement (in the case of FMG LLC) or an agreement with FMG LLC (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of FMG LLC) or under an agreement with FMG LLC (in the case of such third party). In no event shall FMG LLC (or such third party) be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if FMG LLC (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.

(b)    Except to the extent that FMG LLC may be held liable pursuant to Section 6(a) above, FMG LLC shall not be responsible for, and the Trust shall indemnify and hold FMG LLC harmless from and against, any and all losses, damages, costs, reasonable attorneys’ fees and expenses, payments, expenses and liabilities including, but not limited to, those arising out of or attributable to:

(i)    any and all actions of FMG LLC or its officers or agents required to be taken pursuant to this Agreement;

(ii)    the reliance on or use by FMG LLC or its officers or agents of information, records, or documents which are received by FMG LLC or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

(iii)    the Trust’s refusal or failure to comply with the terms of this Agreement or the Trust’s lack of good faith, or its actions, or lack thereof, involving gross negligence or willful misfeasance;

(iv)    the breach of any representation or warranty of the Trust hereunder;

(v)    the reliance on or the carrying out by FMG LLC or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

(vi)    any delays, inaccuracies, errors in or omissions from information or data provided to FMG LLC by data services, including data services providing information in connection with any third party computer system licensed to FMG LLC, and by any corporate action services, pricing services or securities brokers and dealers;

(vii)    the offer or sale of shares by the Trust in violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

(viii)    any failure of the Trust’s registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust’s prospectus;

(ix)    except as provided for in Schedule B.III., the actions taken by the Trust, its Adviser, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

(x)    all actions, inactions, omissions, or errors caused by third parties to whom FMG LLC or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.

The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to, lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify FMG LLC pursuant to this Agreement.

Number 12(a)(iv) of the Registrant’s Global Custody Agreement states:

(A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the “Indemnitees”) harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees (“Losses”) that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank’s performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Article VIII of the Registrant’s Participation Agreements states:

8.1(a). AXA Equitable agrees to indemnify and hold harmless the Trust, each member of the Board, the Distributors, and the directors and officers and each person, if any, who controls any such person within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.1) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of AXA Equitable), investigation of claims or litigation (including legal and other expenses), to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statements or alleged untrue statements of any material fact contained in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or contained in the AXA Equitable Contracts or sales literature for the AXA Equitable Contracts (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to AXA Equitable by or on behalf of the Trust for use in the registration statement, prospectus, or Statement of Additional Information for the AXA Equitable Contracts or in the AXA Equitable Contracts or sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust not supplied by AXA Equitable or persons under its control) or wrongful conduct of AXA Equitable or persons under its control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a Registration Statement, prospectus, or Statement of Additional Information, or sales literature of the Trust or any amendment thereof or supplement thereto or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading if such a statement or omission was made in reliance upon information furnished to the Trust by or on behalf of AXA Equitable; or

(iv) arise as a result of any failure by AXA Equitable to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement; or

(v) arise out of or result from any material breach of any representation and/or warranty made by AXA Equitable in this Agreement or arise out of or result from any other material breach of this Agreement by AXA Equitable;

as limited by and in accordance with the provisions of Sections 8.1(b) and 8.1(c) hereof…

8.2(a). Each of the Distributors agrees to indemnify and hold harmless AXA Equitable, and the Trust and each of their directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.2) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Distributors), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements are related to the sale or acquisition of the Trust’s shares or the AXA Equitable Contracts or interests in the Accounts and:

(i) arise out of or are based upon any untrue statement or alleged untrue statement of any material fact contained in the Registration Statement, prospectus or Statement of Additional Information, or sales literature of the Trust (or any amendment or supplement to any of the foregoing), or arise out of or are based upon the omission or the alleged omission to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, provided that this agreement to indemnify shall not apply as to any Indemnified Party if such statement or omission or such alleged statement or omission was made in reliance upon and in conformity with information furnished to the Distributors or Trust by or on behalf of AXA Equitable for use in the Registration Statement, prospectus, or Statement of Additional Information for the Trust, or in sales literature (or any amendment or supplement) or otherwise for use in connection with the sale of the AXA Equitable Contracts or Trust shares; or

(ii) arise out of or as a result of statements or representations (other than statements or representations contained in the registration statement, prospectus or Statement of Additional Information, or sales literature for the AXA Equitable Contracts not supplied by the Distributors or persons under their control) or wrongful conduct of the Distributors or persons under their control, with respect to the sale or distribution of the AXA Equitable Contracts or Trust shares; or

(iii) arise out of any untrue statement or alleged untrue statement of a material fact contained in a registration statement, prospectus, or Statement of Additional Information or sales literature covering the AXA Equitable Contracts, or any amendment thereof or supplement thereto, or the omission or alleged omission to state therein a material fact required to be stated therein or necessary to make the statement or statements therein not misleading, if such statement or omission was made in reliance upon information furnished to AXA Equitable by or on behalf of the Distributors or the Trust; or

(iv) arise as a result of any failure by the Distributors or the Trust to provide the services and furnish the materials required to be provided or furnished by the Distributors or the Trust under the terms of this Agreement (including a failure, whether unintentional or in good faith or otherwise, to comply with the diversification or other qualification requirements specified in Article VI of this Agreement); or

(v) arise out of or result from any material breach of any representation and/or warranty made by the Distributors in this Agreement or arise out of or result from any other material breach of this Agreement by the Distributors;

as limited by and in accordance with the provisions of Sections 8.2(b) and 8.2(c) hereof…

8.3(a) The Trust agrees to indemnify and hold harmless AXA Equitable and each of its directors and officers and each person, if any, who controls AXA Equitable within the meaning of Section 15 of the 1933 Act (collectively, the “Indemnified Parties” for purposes of this Section 8.3) against any and all losses, claims, damages, liabilities (including amounts paid in settlement with the written consent of the Trust), investigation of claims or litigation (including legal and other expenses) to which the Indemnified Parties may become subject under any statute, regulation, at common law or otherwise, insofar as such losses, claims, damages, liabilities or expenses (or actions in respect thereof) or settlements result from the gross negligence, bad faith or willful misconduct of the Board or any member thereof, are related to the operations of the Trust and:

(i) arise as a result of any failure by the Trust to provide the services and furnish the materials required to be provided or furnished by it under the terms of this Agreement (including a failure to comply with the diversification and other qualification requirements specified in … this Agreement); or

(ii) arise out of or result from any material breach of any representation and/or warranty made by the Trust in this Agreement or arise out of or result from any other material breach of this Agreement by the Trust;

as limited by and in accordance with the provisions of Sections 8.3(b) and 8.3(c) hereof…

Undertaking

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.	Business and Other Connections of the Adviser and Sub-Advisers

FMG LLC is a registered investment adviser and serves as investment adviser and administrator for all portfolios of the Registrant. The description of FMG LLC and each of the sub-advisers, as applicable, under the caption “The Adviser” in the Prospectus and under the caption “Investment Management and Other Services” in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference.

Information on the directors and officers of FMG LLC set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-72220) is incorporated herein by reference.

FMG LLC, with the approval of the Registrant’s Board of Trustees, selects advisers for a certain portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as advisers for such portfolio.

Information on the directors and officers of AXA IM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-60374) is incorporated herein by reference.

Information on the directors and officers of Brandywine set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-27797) is incorporated herein by reference.

Information on the directors and officers of Loomis set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-170) is incorporated herein by reference.

Item 32.	Principal Underwriter

(a)    AXA Distributors is the principal underwriter of the Trust’s shares. AXA Distributors also serves as a principal underwriter for EQ Advisors Trust and Separate Account No. 49 of AXA Equitable Life Insurance Company.

(b)    Set forth below is certain information regarding the directors and officers of AXA Distributors. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

AXA Distributors, LLC
Name	Positions and Offices with AXA Distributors, Inc.	Positions and Offices with the Trust
Directors

Ronald Hermann	Director	None

Kevin M. Kennedy	Director	None

Nicholas B. Lane	Director	None

Stephen Scanlon	Director	None

Officers

Nicholas B. Lane	Chairman of the Board, President and Chief Executive Officer	None

Perry Golas	Principal Operations Officer	None

Graham Day	Senior Vice President	None

Brett Ford	Senior Vice President	None

Peter D. Golden	Senior Vice President	None

Ronald Hermann	Senior Vice President	None

Evan Hirsch	Senior Vice President	None

David Kahal	Senior Vice President	None

Prabha (“Mary”) Ng	Senior Vice President and Chief Information Security Officer	None

Trey Renolds	Senior Vice President	None

Stephen Scanlon	Senior Vice President	None

Michael Schumacher	Senior Vice President	None

Mark Teitelbaum	Senior Vice President	None

David Veale	Senior Vice President	None

Alfred Ayensu-Ghartey	Vice President and General Counsel	None

Alfred D’Urso	Vice President and Chief Compliance Officer	None

Karen Farley	Vice President	None

Richard Frink	Vice President	None

Michael J. Gass	Vice President	None

Nicholas J. Gismondi	Vice President and Chief Financial Officer	None

Timothy Jaeger	Vice President	None

Laird Johnson	Vice President	None

Gina Jones	Vice President and Financial Crime Officer	None

Joshua Katz	Vice President	None

James Long	Vice President	None

Page W. Long	Vice President	None

James S. O’Connor	Vice President	None

Samuel Schwartz	Vice President	None

William Sorrentino	Vice President	None

Steven Sutter	Vice President and Assistant Treasurer	None

Sarah Vita	Vice President	None

Jonathan Zales	Vice President	None

Yun (“Julia”) Zhang	Vice President and Treasurer	None

Elizabeth M. Hafez	Assistant Vice President	None

Gregory C. Lashinsky	Assistant Vice President and Financial Operations Principal	None

Enrico Mossa	Assistant Vice President	None

James C. Pazareskis	Assistant Vice President	None

Caitlin Schirripa	Assistant Vice President	None

Denise Tedeschi	Assistant Vice President and Assistant Secretary	None

Francesca Divone	Secretary	None

Christine Medy	Assistant Secretary	None

Justin Francis	Assistant Treasurer	None

(c)	Inapplicable.

Item 33.	Location of Accounts and Records

Books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)	With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6); (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant’s Custodian:

JPMorgan Chase Bank, N.A.

270 Park Avenue

New York, New York 10007

(b)

With respect to Rules 31a-1(a); 31a-1(b)(1), (4); (2)(iii) and (iv); (4); (5); (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of the Registrant’s Adviser or Sub-Administrator:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104[1]	J.P. Morgan Chase Bank, N.A. 70 Fargo Street Boston, MA 02210

(c)	With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant’s Adviser or Sub-Advisers:

AXA Equitable Funds Management Group, LLC 1290 Avenue of the Americas New York, NY 10104[1]
AXA Investment Managers, Inc. 100 West Putnam Avenue, 4th Floor Greenwich, CT 06830
Brandywine Global Investment Management, LLC 1735 Market Street, Suite 1800 Philadelphia, PA 19103
Loomis, Sayles & Company, L.P. One Financial Center Boston, MA 02111

[1]

AXA Equitable Funds Management Group, LLC may maintain certain books and records at the offices of its parent, AXA Equitable Life Insurance Company, at 525 Washington Blvd., Jersey City, NJ 07310 and at 780 Johnson Ferry Road, Suite 600, Atlanta, GA 30342 and at offsite storage facilities, including: (1) EDM Americas, 109 Lakeside Avenue, Delano, PA 18220, W.W. Scranton Office Park, 100 Ernie Preate Dr., Moosic, PA 18507, 199 South St., West Pittston, PA 18643 and 151-15 East Market St., Wilkes-Barre, PA 18701; (2) Iron Mountain, 6667 Deere Road, Syracuse, NY 13206-1724, 4500 Steelway Blvd., Liverpool, NY 13090-3514 and 220 Wavel St., Syracuse, NY 13206-1312.

Item 34.	Management Services

Inapplicable.

Item 35.	Undertakings

Inapplicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that this Post-Effective Amendment No. 65 to its Registration Statement on Form N-1A (“Post-Effective Amendment”) meets all of the requirements for effectiveness under Rule 485(b) under the 1933 Act and that the Registrant has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 2nd day of April, 2020.

AXA PREMIER VIP TRUST

By:	/s/ Steven M. Joenk
Steven M. Joenk
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Steven M. Joenk Steven M. Joenk	Trustee, President and Chief Executive Officer	April 2, 2020

/s/ Christopher P. A. Komisarjevsky* Christopher P.A. Komisarjevsky	Trustee	April 2, 2020

/s/ Gary S. Schpero* Gary S. Schpero	Trustee	April 2, 2020

/s/ Caroline L. Williams* Caroline L. Williams	Trustee	April 2, 2020

/s/ Donald E. Foley* Donald E. Foley	Trustee	April 2, 2020

/s/ H. Thomas McMeekin* H. Thomas McMeekin	Trustee	April 2, 2020

/s/ Thomas W. Brock* Thomas W. Brock	Trustee	April 2, 2020

/s/ Mark A. Barnard* Mark A. Barnard	Trustee	April 2, 2020

/s/ Gloria D. Reeg* Gloria D. Reeg	Trustee	April 2, 2020

/s/ Michael Clement* Michael Clement	Trustee	April 2, 2020

/s/ Kathleen Stephansen* Kathleen Stephansen	Trustee	April 2, 2020

/s/ Brian Walsh* Brian Walsh	Treasurer and Chief Financial Officer	April 2, 2020

* By:	/s/ Steven M. Joenk
Steven M. Joenk
(Attorney-in-Fact)